Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
%

Computers, manufacturing and peripheral equipment	6 – 33
Office, furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule of Stock Option Granted Assumptions
	December 31,
	2025	2024	2023

Dividend yield	0%	0%	0%
Volatility	48% - 59%	42% - 61%	41% - 63%
Risk-free interest	3.5% - 3.8%	4.3% - 4.4%	4.1% - 5.5%
Early exercise multiple	1.70	1.70	2.10

Schedule of Accumulated Other Comprehensive Income, Net
	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	$ thousands	$ thousands	$ thousands
Balance as of January 1, 2025	406	(10,466)	(10,060)
Other comprehensive income (loss) before reclassifications	3,695	410	4,105
Amounts reclassified from AOCI	(2,861)	-	(2,861)
Other comprehensive income	834	410	1,244

Balance as of December 31, 2025	1,240	(10,056)	(8,816)